Commitments and Contingencies (Details) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 18, 2024	Dec. 14, 2023	Nov. 17, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Provision of funding threshold					$ 4,000,000		$ 4,000,000
Common stock ownership percentage					2.50%		2.50%
Shares issued (in Shares)								58,500
Deferred underwriting fees					$ 5,635,000		$ 5,635,000
Inventory costs					474,032		577,665			$ 5,930
Newly issued shares of common stock					682,178		500,000
Inventory					163,806		243,448
Purchase price						(1,500,000)	(1,500,000)
Gross proceeds	$ 2,000,000
Investor deposit					$ 1,000,000
Massachusetts Institute of Technology [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)									316,614
Warrants [Member]
Commitments and Contingencies [Line Items]
Purchase of warrants (in Shares)	1,538,461
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)	$ 1.3
Common Stock Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Newly issued shares of common stock			$ 20,000,000
Number of sold shares (in Shares)					677,702
Purchase price					$ 832,177
Subscription receivable					$ 149,999
AireCore™ Mass Spectrometer Program [Member]
Commitments and Contingencies [Line Items]
Estimated costs		$ 122,743		$ 276,834			$ 276,834
Total number of units					65		35
Number of units in progress					0		45
Incurred cost					$ 289,531		$ 272,198
Inventory costs							243,448
Inventory					289,512		243,448
Common Stock [Member]
Commitments and Contingencies [Line Items]
Newly issued shares of common stock					$ 68	14	19
Purchase price
Issuance of aggregate shares (in Shares)	1,538,461